Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Net profit for the year	¥ 376,171	¥ 44,290	¥ 135,080
Items that will not be reclassified to profit or loss:
Changes in fair value of financial assets measured at fair value through other comprehensive income	61,866	(3,512)	6,000
Remeasurement of defined benefit pension plans	4,866	(6,398)	(11,665)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	66,732	(9,910)	(5,665)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	309,304	(207,072)	30,976
Cash flow hedges	(45,345)	(25,689)	(33,793)
Hedging cost	(9,147)	(857)	(4,909)
Share of other comprehensive loss of investments accounted for using the equity method	(299)	(181)	(94)
Other comprehensive income that will be reclassified to profit or loss, net of tax	254,513	(233,799)	(7,820)
Other comprehensive income (loss) for the year, net of tax	321,245	(243,709)	(13,485)
Comprehensive income (loss) for the year	697,416	(199,419)	121,595
Attributable to:
Owners of the Company	697,202	(199,569)	121,859
Non-controlling interests	214	150	(264)
Comprehensive income (loss) for the year	¥ 697,416	¥ (199,419)	¥ 121,595